Provisions for other liabilities and charges (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Provisions for Other Liabilities and Charges

All figures in £ millions	Deferred consideration	Property	Disposals and closures	Legal and other	Total
At 1 January 2019	42	102	5	16	165
Adjustment on initial application of IFRS 16 (see note 1b)	—	(101)	—	—	(101)
Exchange differences	(1)	—	—	(2)	(3)
Charged to income statement	—	10	—	67	77
Released to income statement	—	—	(5)	(15)	(20)
Utilised	(5)	(1)	—	(17)	(23)
Transfer from trade and other liabilities	—	6	—	—	6
Transfer to other liabilities	(36)	—	—	—	(36)

At 31 December 2019	—	16	—	49	65

Summary of Analysis of Provisions
Analysis of provisions:

	2019
All figures in £ millions	Deferred consideration	Property	Disposals and closures	Legal and other	Total
Current	—	9	—	43	52
Non-current	—	7	—	6	13

	—	16	—	49	65

	2018
Current	6	2	5	7	20
Non-current	36	100	—	9	145

	42	102	5	16	165